Derivative Instruments - Schedule of Derivative Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Current portion of derivative asset	$ 875	$ 0
Accrued liabilities	(27,224)	(62,029)
Current portion of derivative liabilities	(1,108)	(6,330)
Derivative liabilities	0	(4,208)
Reported Value Measurement [Member]
Derivative [Line Items]
Current portion of derivative asset	875
Derivative assets	4,538	5,164
Accrued liabilities	(921)	(2,359)
Current portion of derivative liabilities	(1,108)	(6,330)
Derivative liabilities		(4,208)
Reported Value Measurement [Member] | Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Derivative assets	4,251
Accrued liabilities	(254)	(2,359)
Current portion of derivative liabilities	(1,108)	(6,330)
Derivative liabilities		(4,208)
Reported Value Measurement [Member] | Stock Purchase Warrant [Member]
Derivative [Line Items]
Derivative assets	287	$ 5,164
Reported Value Measurement [Member] | Time-charter Swap Agreement [Member]
Derivative [Line Items]
Current portion of derivative asset	875
Accrued liabilities	$ (667)